S000025839 [Member] Expense Example - AMG Renaissance Large Cap Growth Fund	Dec. 31, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	944
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,027
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,342